RETIREMENT PLANS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) plan	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Number of defined contribution plans | plan	1
KEYW Corporation Employee 401(k) Plan
Defined Benefit Plan Disclosure [Line Items]
Percent of employee salary	10.00%
Authorized contributions | $	$ 11.3	$ 9.7	$ 10.4
Sensage Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Percent of employee salary	0.00%